INCOME TAX - Temporary differences in subsidiaries, branches, associates (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Local Subsidiaries
INCOME TAX
Temporary differences	$ (1,966,594)	$ (1,800,928)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (22,854,744)	$ (17,966,532)